Schedule of subsidiary companies (Details)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Energys Group Holding Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation		British Virgin Islands
Date of incorporation		Jun. 29, 2017
Business engaged in		Investment holding
Effective ownership		100.00%	100.00%
Grand Alliance International Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation	[1]	Hong Kong
Date of incorporation	[1]	Dec. 29, 2000
Business engaged in	[1]	Procurement of parts and provision of internal management services to the Group
Effective ownership	[1]	0.00%	100.00%
Energys Group Limited [Member] | HONG KONG
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation		Hong Kong
Date of incorporation		May 28, 2004
Business engaged in		Research and development
Effective ownership		100.00%	100.00%
Energys Group Limited [Member] | UNITED KINGDOM
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation		The United Kingdom
Date of incorporation		Jan. 30, 2006
Business engaged in		Investment holding
Effective ownership		100.00%	100.00%
New Vision Lighting Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation		Hong Kong
Date of incorporation		Jan. 24, 2013
Business engaged in		Procurement of lighting and indoor air quality products
Effective ownership		100.00%	100.00%
Advance Gallant Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation		Hong Kong
Date of incorporation		Aug. 01, 2014
Business engaged in		Holding commercial property in Hong Kong
Effective ownership		100.00%	100.00%
China Light Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation		Hong Kong
Date of incorporation		Aug. 08, 2014
Business engaged in		Holding commercial property in Hong Kong
Effective ownership		100.00%	100.00%
Leading Prosper Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation		Hong Kong
Date of incorporation		Mar. 29, 2014
Business engaged in		Holding commercial property in Hong Kong
Effective ownership		100.00%	100.00%
Peace Master Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation		Hong Kong
Date of incorporation		Mar. 29, 2014
Business engaged in		Holding commercial property in Hong Kong
Effective ownership		100.00%	100.00%
Energys Services Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation		The United Kingdom
Date of incorporation		Jul. 07, 1999
Business engaged in		Dormant
Effective ownership		100.00%	100.00%
Harvest Idea Consultant Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation		British Virgin Islands
Date of incorporation		Jul. 05, 2011
Business engaged in		Dormant
Effective ownership		100.00%	100.00%
Energy Conservation Solutions Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Place of incorporation		The United Kingdom
Date of incorporation		Aug. 21, 1998
Business engaged in		Provision of enterprise-grade LED lighting and energy management project solutions
Effective ownership		100.00%	100.00%

[1]	On March 25, 2025, EGHL transferred all of the issued and outstanding shares of GAI to Mr. Michael Lau for consideration of HKD$1.00.